Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Tax Credit Carryforward [Line Items]
Federal income tax at the statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Valuation allowance					$ 0	$ (1,419,000)
Decrease in Valuation allowance					1,400,000
Deferred tax liabilities deferred expense capitalized inventory costs				$ 1,530,000	0	1,585,000
Unrecognized income tax benefit, Gross decreases				2,000,000.0	0	$ 0
Income tax benefit, accrued interest and penalty				$ 0	$ 0
California Tax Authority
Tax Credit Carryforward [Line Items]
Tax credit carryforward, duration				begin to expire in the tax year of 2040	begin to expire in the tax year of 2040	begin to expire in the tax year of 2040
Operating loss carryforwards				$ 26,100,000	$ 13,700,000	$ 13,000,000.0
Other States
Tax Credit Carryforward [Line Items]
Tax credit carryforward, duration				which will begin to expire in 2038	begin to expire in 2038	begin to expire in 2038
Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward, duration				begin to expire in July 2038	begin to expire in July 2038
Research Tax Credit Carryforward | California Tax Authority
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount				$ 1,900,000	$ 3,000,000.0
Previously Reported
Tax Credit Carryforward [Line Items]
Unrecognized income tax benefit, Gross decreases					1,800,000
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Operating loss carryforwards				49,300,000	46,500,000	$ 32,100,000
Inventory, LIFO reserve, effect on income, net						$ 13,200,000
Deferred tax liabilities deferred expense capitalized inventory costs					11,900,000
Domestic Tax Authority | Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount				$ 3,500,000	$ 3,500,000